CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,141,426)	$ (1,162,611)	$ (5,019,874)	$ (5,607,839)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	173,275	127,665	551,335	538,761
Option, warrant, RSU and PSU expense	448,900	367,303	825,521	1,750,620
Unrealized loss (gain) on marketable securities	18	(228)	240	450
Amortization of deferred commission	51,399	9,974	103,383	0
Noncash operating lease expense	42,902	0
Bad debt expense			0	3,202
Non-cash interest expense associated with derivative warrants			0	39,944
Stock issued for services			0	25,001
Change in fair value of liability warrants due to exercise price reduction			0	13,262
Change in fair value of derivative liabilities			0	155,027
Amortization of debt discounts			175,617	862,500
Loss on settlement of debt			267,812	15,724
Changes in operating assets and liabilities:
Accounts receivable	(115,958)	(31,512)	(66,567)	(64,374)
Deferred costs	(65,469)	(30,327)	(293,026)	0
Other current assets	(79,487)	18,923	17,505	(47,846)
Accounts payable and accruals	247,317	(25,954)	11,628	(160,213)
Operating lease liabilities	(43,239)	(1,344)
Deferred rent			(3,393)	(207)
Deferred revenue	(143,723)	140,464	1,795,033	847,269
Related party payables	0	(9,068)	(9,068)	6,000
Net cash (used in) operating activities	(1,625,491)	(596,715)	(1,643,854)	(1,622,719)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	0	(10,893)	(10,893)	(41,167)
Purchase of domain name			(10,000)	0
Software development costs	(60,284)	(75,825)	(404,890)	(383,802)
Net cash (used in) investing activities	(60,284)	(86,718)	(425,783)	(424,969)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of options and warrants	42,450	0
Repayments of notes payable and capital leases	(8,507)	0	(14,184)	(23,800)
Issuance of common stock and warrants for cash			5,609,215	1,550,000
Issuance of convertible note payable-related party			50,000	0
Issuance of convertible notes payable			174,975	862,500
Proceeds from exercise of warrants			10,250	210,000
Proceeds from exercise of options			20,500	0
Net cash provided by financing activities	33,943	0	5,850,756	2,598,700
Net increase (decrease) in cash	(1,651,832)	(683,433)	3,781,119	551,012
Cash-beginning of period	5,741,549	1,960,430	1,960,430	1,409,418
Cash-end of period	4,089,717	1,276,997	5,741,549	1,960,430
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	1,343	0	3,491	0
Income taxes paid	0	0	0	0
Non cash investing and financing activities:
ROU assets and operating lease obligations recognized upon adoption of ASU 2016-02	568,268	0
Equipment acquired from capital leases	19,754	0	95,506	0
Reclassify fair value of warrant liabilities to equity upon adoption of ASU 2017-11	0	2,984,010	0	6,062
Reclassify fair value of liability warrants from liability to equity upon exercise			0	758,911
Debt discount originated from derivative feature of warrants attached to note			0	50,000
Common stock issued in settlement of convertible notes payable and accrued interest			225,687	865,336
Debt discount originated from issuance of warrant attached to notes payable			175,617	812,500
Restricted stock units issued in payment of accrued compensation			0	14,583
Common stock issued for cashless exercise of warrants and options			0	8
Common stock issued on conversion of preferred stock			0	1
Accounting Standards Update 2017-11 [Member]
Non cash investing and financing activities:
Reclassify fair value of warrant liabilities to equity upon adoption of ASU 2017-11		2,984,010
Effect of adoption of ASU 2014-09, Revenue from Contracts with Customers			2,984,010	0
Accounting Standards Update 2014-09 [Member]
Non cash investing and financing activities:
Effect of adoption of ASU 2014-09, Revenue from Contracts with Customers	$ 0	$ 80,153	$ 80,153	$ 0